Infusive US Trust

Suite 1840, One Grand Central Place

60 East 42nd Street

New York, New York 10165

June 2, 2021

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Infusive US Trust (the “Registrant”)

File No. 333-231734; 811-23426

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated May 12, 2021 to the Prospectus dated October 28, 2020, relating to the Infusive Compounding Global Equities ETF, a separate series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on May 12, 2021 (Accession Number: 0001104659-21-064919).

Please address any comments or questions to the attention of the undersigned at (646) 585-9612.

Very truly yours, By: /s/ Conrad Levy Conrad Levy Global CCO

cc:	Peter Shea, K&L Gates